Investments - Share of Earnings and Losses of Investments (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments [Roll Forward]
Beginning Balance				$ 11,028,000	$ 30,565,000	$ 30,565,000
Net (loss) income		$ (4,452,000)	$ 3,027,000	(6,523,000)	1,919,000	(5,307,000)	$ (2,254,000)	$ (2,065,000)
Other comprehensive loss		0	$ (73,000)	0	(251,000)	(217,000)	122,000	$ 465,000
Contributions				8,160,000	0
Ending Balance		34,000		34,000		11,028,000	30,565,000
Unconsolidated investments
Equity Method Investments [Roll Forward]
Beginning Balance				11,028,000	30,565,000	30,565,000
Net (loss) income				(165,000)		1,619,000
Distributions				(8,530,000)		(14,013,000)
Other comprehensive loss						(217,000)
Contributions				8,160,000
Valuation adjustment				(4,452,000)
Impairment				(1,907,000)		(6,926,000)
Clawback receivable reclass				(4,100,000)
Ending Balance		34,000		34,000		11,028,000	30,565,000
Digital Realty Joint Venture
Equity Method Investments [Roll Forward]
Other comprehensive loss						(200,000)
Contributions	$ 68,400,000
Digital Realty Joint Venture | Unconsolidated investments
Equity Method Investments [Roll Forward]
Beginning Balance				10,584,000	27,291,000	27,291,000
Net (loss) income				(165,000)		(2,509,000)
Distributions				(8,120,000)		(7,055,000)
Other comprehensive loss						(217,000)
Contributions				8,160,000
Valuation adjustment				(4,452,000)
Impairment				(1,907,000)		(6,926,000)
Clawback receivable reclass				(4,100,000)
Ending Balance		0		0		10,584,000	27,291,000
Heritage Common X
Equity Method Investments [Roll Forward]
Other comprehensive loss						0
Disposition and advisory fees						600,000
Fees and taxes incurred						1,200,000
Heritage Common X | Unconsolidated investments
Equity Method Investments [Roll Forward]
Beginning Balance				444,000	$ 3,274,000	3,274,000
Net (loss) income				0		4,128,000
Distributions				(410,000)		(6,958,000)
Other comprehensive loss						0
Contributions				0
Valuation adjustment				0
Impairment				0		0
Clawback receivable reclass				0
Ending Balance		$ 34,000		$ 34,000		$ 444,000	$ 3,274,000